INCOME TAXES (Details) - USD ($)		3 Months Ended
	Feb. 28, 2015	Aug. 31, 2015	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Income Taxes
Increase (decrease) in valuation allowance	$ 14,481,000	$ (6,528,000)
Valuation Allowance			$ 451,000	$ 342,000	$ 0